REVENUES - Revenues by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 13,958	$ 10,855	$ 26,756	$ 20,309
Other revenues	668	380	1,342	755
Total revenues	14,626	11,235	28,098	21,064
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	8,839	7,431	16,807	13,094
Other revenues	306	248	612	487
Total revenues	9,145	7,679	17,419	13,581
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,444	877	2,608	1,857
Other revenues	358	128	722	259
Total revenues	1,802	1,005	3,330	2,116
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,675	2,547	7,341	5,358
Other revenues	4	4	8	9
Total revenues	3,679	2,551	7,349	5,367
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other revenues	0	0	0	0
Total revenues	$ 0	$ 0	$ 0	$ 0